S000068798 [Member] Investment Objectives and Goals - Nuveen Core Impact Bond Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Impact Bond Managed Accounts Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Portfolio is to seek total return, primarily through current income, while giving special consideration to certain environmental, social and governance (“ESG”) criteria.